SUBSEQUENT EVENTS - Narrative (Details) € / shares in Units, € in Millions			2 Months Ended	12 Months Ended
	Feb. 26, 2019 EUR (€) € / shares	Apr. 14, 2017 shares	Feb. 22, 2019 EUR (€) shares	Dec. 31, 2018 shares	Feb. 19, 2018	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)						193,923,499
Treasury shares | Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)						6,002,843	4,969,625
Treasury shares | Common Shares | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased (shares)			335,346
Consideration paid to repurchase shares | €			€ 33.4
Number of shares issued (in shares)			6,338,189
Percentage of issued capital (percent)					2.06%
PSUs | Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in Euro per share) | € / shares	€ 1.03
Dividends declared, aggregate amount | €	€ 194.0
RSUs
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments granted in share-based payment arrangement (shares)		119,000		10,000
PSU and RSU Awards Under Equity Incentive Plan
Disclosure of non-adjusting events after reporting period [line items]
Performance period		5 years